Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Premium income
Gross premiums	$ 39,150	$ 36,361
Premiums ceded to reinsurers	(15,138)	(8,151)
Net premiums	24,012	28,210
Investment income (note 3)
Investment income	13,560	13,649
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program	(9,028)	5,718
Net investment income	4,532	19,367
Other revenue (note 14)	10,428	10,746
Total revenue	38,972	58,323
Contract benefits and expenses To contract holders and beneficiaries
Gross claims and benefits (note 7)	27,878	24,994
Increase (decrease) in insurance contract liabilities	2,907	20,023
Increase (decrease) in investment contract liabilities	35	173
Benefits and expenses ceded to reinsurers	(5,153)	(8,158)
Decrease (increase) in reinsurance assets (note 7)	(9,733)	2,269
Net benefits and claims	15,934	39,301
General expenses	7,957	7,233
Investment expenses (note 3)	1,708	1,673
Commissions	6,173	6,116
Interest expense	1,275	1,139
Net premium taxes	406	360
Total contract benefits and expenses	33,453	55,822
Income before income taxes	5,519	2,501
Income tax (expense) recovery	(632)	(239)
Net income	4,887	2,262
Net income (loss) attributed to:
Non-controlling interests	214	194
Participating policyholders	(127)	(36)
Shareholders	4,800	2,104
Net income	4,887	2,262
Net income attributed to shareholders	4,800	2,104
Preferred share dividends	(168)	(159)
Common shareholders' net income	$ 4,632	$ 1,945
Earnings per share
Basic earnings per common share (note 12)	$ 2.34	$ 0.98
Diluted earnings per common share (note 12)	2.33	0.98
Dividends per common share	$ 0.91	$ 0.82